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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 26, 2006
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    This supplement updates the following Prospectus dated December 30, 2005, as previously supplemented March 7, 2006:

              First American Income Funds Class R Shares Prospectus

This supplement, the supplement dated March 7, 2006, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Effective September 19, 2006, Inflation Protected Securities Fund is no longer offering Class R shares.


IF YOU HAVE ANY QUESTIONS REGARDING THIS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                       IPS-STK-R